Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
1.	DESCRIPTION OF PLAN

The following description of the Westamerica Bancorporation Tax Deferred Savings/Retirement Plan (ESOP) (the "Plan") provides only general information. Participants should refer to the Summary Plan Description and Plan Document for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan covering eligible employees of Westamerica Bancorporation and its subsidiaries (the “Company”). The Plan, which became effective October 1, 1985, is intended to be a qualified stock bonus plan under section 401(a) of the Internal Revenue Code (IRC) and is designated as an employee stock ownership plan or ESOP. Portions of the Plan are also intended to qualify as a qualified cash or deferred arrangement within the meaning of section 401(k) of the IRC. The Plan also provides for Roth elective contributions.

The Employee Benefits and Compensation Committee of the Company's Board of Directors (the "Committee") delegates the administration of the Plan to the Company's Pension Management Committee. The Committee has the responsibility for the general operation of the Plan, including the resolution of any questions arising under the Plan agreement. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). Investments in the Plan are participant directed with the exception of employer contributions which are invested in shares of the Company's common stock at the time of contribution. Subsequent to investment in the Company's common stock, participants may direct employer matching contributions among all investment options. Vanguard Fiduciary Trust Company (Vanguard) serves as trustee of the Plan.

Eligibility

All employees of the Company who are compensated on an hourly or salaried basis are eligible to participate in the plan on the first day of the payroll period (Entry Date) coinciding with or following the date the employee completes 90 consecutive days of service with the Company or completes 1,000 service hours in a 12-month consecutive period.

Vesting

Participants are immediately vested in their salary-deferral contributions and the Company's matching contributions, plus actual earnings and losses thereon. Participants become 20%, 40%, 60%, 80% and 100% vested in the Company’s discretionary contributions after completing, two, three, four, five and six Years of Service, respectively. The Company has made no discretionary contributions to the plan since its inception.

Contributions

Each year, participants may elect to make salary deferral contributions in any whole percentage of eligible compensation subject to certain IRC limitations. Participants may elect whether their salary deferral contributions are characterized as pre-tax or after-tax (“Roth”) contributions.

The Company makes a matching contribution equal to 100 percent of the participant's elective contribution, up to a maximum of 6 percent of the participant's compensation. Additional amounts may be contributed at the discretion of the Company's Board of Directors. Participants may also contribute amounts representing distributions from other qualified accounts, defined benefit or defined contribution plans. For the years ended December 31, 2025 and 2024, the Company made no discretionary contributions. Company contributions are subject to certain IRC limitations.

Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution, allocation of the Company's matching and discretionary contributions, allocation of Plan earnings, and charged with benefit payments, allocations of Plan losses and administrative expenses.

Employer matching contributions are allocated to participants based on the participant's elective contribution. Employer discretionary contributions are allocated to the account of each participant in ratio of the participant's eligible compensation to the total eligible compensation for all Plan participants.

Participants' Investment Options

Participants direct participant contributions to be invested, in whole or in part, in any of the investment funds offered by the Plan. The funds offered by the Plan allow participants to broadly-diversify by offering a range of investment fund options, including balanced, equity and fixed income funds. Among the investment funds offered are the Westamerica Bancorporation Common Stock Fund and target-date retirement funds.

Target-date retirement funds are the qualified default investment fund and use an asset allocation strategy designed for investors planning to retire in or within a few years of the year in the fund's name and grow gradually more conservative over a predetermined schedule.

Company matching contributions are invested in the Westamerica Common Stock Fund in accordance with the Plan Document. Participants may redirect Company matching contributions from the Westamerica Common Stock Fund to other investment options at their discretion and without limitation.

Participants may change their investment options at any time directly through Vanguard.

Notes Receivable from Participants

Participants may borrow a minimum of $1,000 up to a maximum equal to the lesser of 50 percent of their vested account balance or $50,000. Participants are limited to one loan outstanding at any time. For the purposes of this limit, all qualified plans of the Company shall be considered one plan. Participant loans are funded by selling investments in the borrowing participant's accounts and bear fixed interest rates determined using market rates prevailing at the time the funds are borrowed. Participant loans are subject to a one-time origination fee and annual maintenance fee. The origination fee is included in the loan balance. Participant loans are made for a term not to exceed 5 years. Principal and interest is paid ratably through payroll deductions and invested in the borrowing participant's accounts in accordance with their investment directions.

Payment of Benefits

Upon termination of service for any reason, a participant may elect to receive a lump-sum distribution equal to the value in his or her account. Distributions for the value of a participant's account invested in the Westamerica Common Stock Fund stock are made in the form of the Company's common stock plus cash for any fractional shares or, if a participant elects, in cash, as provided by the Plan document. Participants may also receive in-service distributions on account of hardship or after attaining age 59 ½.

Cash dividends paid on Westamerica Bancorporation common stock allocated to participant accounts may be paid to participants in cash or be credited to the participant's account as earnings, which are reinvested in additional shares of Westamerica Bancorporation common stock. If the value of a separated participant's benefit is not more than $1,000, the benefit shall be automatically paid in a single lump sum in cash or, if elected, directly to an eligible retirement plan. Benefits payable to separated participants for amounts greater than $1,000 may be made in cash or other form of distribution, as defined by the Plan. As of December 31, 2025 and 2024, there were no benefits payable to participants that had elected to withdraw from the Plan but had not yet been paid.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the Westamerica Bancorporation common stock shares allocated to their account and is notified by the trustee prior to the time that such rights are to be exercised. The trustee is permitted to vote any unallocated shares and allocated shares for which instructions have not been given by a participant or beneficiary, in direct proportion to the shares with respect to which it has received timely voting instructions from participants or beneficiaries.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA.

Administrative and Investment Management Expenses

The Company provides bookkeeping and other administrative services for the Plan at no charge. The Company pays the Plan's annual account maintenance fees for participants actively employed by the Company and other administrative expenses. Administrative expenses reflected in the financial statements are comprised of annual loan maintenance fees for active employees and recordkeeping and information management fees for participants who are no longer employed by the Company (inactive) that maintain Plan account balances. The administrative expenses were included as reductions to the respective participants’ account balances. Investment management fees are charged to the Plan as a reduction of investment return and included in the investment income reported by the Plan.